ALLIANCE MUNICIPAL TRUST -CALIFORNIA PORTFOLIO

ALLIANCE CAPITAL



SEMI-ANNUAL REPORT
DECEMBER 31, 1999
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1999 (UNAUDITED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             MUNICIPAL BONDS-91.4%
             CALIFORNIA-89.5%
             ABAG FINANCE
             AUTHORITY COP
             (Harker School
             Foundation)
             Series 98 VRDN
$  2,820     1/01/23 (b)                            5.05%      $   2,820,000
             ALAMEDA CONTRA-COSTA
             SCHOOL FINANCE
             AUTHORITY COP
             Series C VRDN
   5,930     7/01/25 (b)                            4.70           5,930,000
             ALAMEDA COUNTY
             HFA MFHR
             (Berkeleyan Project)
             Series 98A AMT VRDN
   6,000     4/01/28 (b)                            5.25           6,000,000
             ALAMEDA COUNTY IDA
             (Heat & Control Inc.
             Project)
             Series 95A AMT
             VRDN
   4,900     11/01/25 (b)                           5.25           4,900,000
             ALAMEDA COUNTY IDA
             (JMS Family Partnership
             Project)
             Series 95A AMT
             VRDN
   2,930     10/01/25 (b)                           5.25           2,930,000
             ALAMEDA COUNTY IDA
             (Meskimen Family Trust)
             Series 98 AMT VRDN
   4,000     4/01/28 (b)                            5.25           4,000,000
             ALAMEDA COUNTY IDA
             (Ream Enterprises
             Project)
             Series A AMT VRDN
   1,665     11/01/20 (b)                           5.25           1,665,000
             ALAMEDA COUNTY TRAN
   7,000     7/07/00                                3.32           7,023,400
             BIG BEAR LAKE IDA
             (Southwest Gas Corp.)
             Series 93A AMT VRDN
  15,000     12/01/28 (b)                           5.00          15,000,000
             CALIFORNIA COUNTY IDA
             (S&P Investment Project)
             Series 98A AMT VRDN
     965     9/01/08 (b)                            5.50             965,000
             CALIFORNIA ECONOMIC
             DEVELOPMENT AUTHORITY
             (Marko Foam Products Inc.)
             Series 96 AMT VRDN
   2,810     10/01/26 (b)                           5.80           2,810,000
             CALIFORNIA ECONOMIC
             DEVELOPMENT FINANCE
             AUTHORITY
             (Valley Plating Works
             Inc.)
             Series 95 AMT VRDN
   5,505     10/01/20 (b)                           5.80           5,505,000
             CALIFORNIA EDUCATIONAL
             FACILITIES AUTHORITY
             REVENUE
             (University of Judaism)
             Series 98A VRDN
   4,500     12/01/28 (b)                           4.80           4,500,000
             CALIFORNIA HEALTH
             FACILITIES
             (Adventist Health
             System)
             Series 91A VRDN
   9,800     8/01/21 (b)                            4.70           9,800,000
             CALIFORNIA HFA
             (Home Mortgage
             Revenue)
             Series D AMT
   5,000     4/30/00                                3.02           5,000,000
             CALIFORNIA HFA
             (Home Mortgage
             Revenue)
             Series E AMT
  13,265     8/01/00                                3.40          13,265,000
             CALIFORNIA HFA
             (Multifamily Housing III)
             AMT VRDN
   6,500     8/01/33 (b)                            4.85           6,500,000
             CALIFORNIA HFA
             (Single Family Mortgage
             Program)
             Series 99B AMT PPB
   2,255     2/01/00 (b)                            3.00           2,255,000
             CALIFORNIA INFRASTRUCTURE
             AND ECONOMIC
             DEVELOPMENT BANK
             (Nelson Name Plate Co.
             Project)
             Series 99 AMT VRDN
   3,000     5/01/14 (b)                            4.55           3,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Athens Disposal Co.,
             Inc. Project)
             Series 95A AMT
             VRDN
$  4,300     1/01/16 (b)                            5.10%      $   4,300,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Blue Line Transfer Inc.)
             Series 99A AMT VRDN
   5,000     8/01/19 (b)                            5.10           5,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Burrtec Waste Industries)
             Series 98A AMT VRDN
   1,800     5/01/05 (b)                            5.15           1,800,000
             Series 97B AMT VRDN
   1,900     7/01/12 (b)                            6.10           1,900,000
             Series A AMT VRDN
   1,700     10/01/02 (b)                           5.15           1,700,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Calsan Inc. Project)
             Series 96A AMT VRDN
   5,905     12/01/11 (b)                           5.10           5,905,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Contra Costa Waste
             Services)
             Series A AMT VRDN
   5,225     12/01/10 (b)                           5.10           5,225,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (CR & R Inc. Project)
             Series 95A AMT VRDN
   1,935     10/01/10 (b)                           5.05           1,935,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Edco Disposal Corp.
             Project)
             Series 96A AMT
             VRDN
   2,885     10/01/16 (b)                           5.10           2,885,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Escondido/Jemco
             Equipment)
             Series 98A AMT
             VRDN
   3,000     7/01/13 (b)                            5.10           3,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Gilton Solid Waste
             Management)
             Series 95A AMT
             VRDN
   1,800     12/01/05 (b)                           4.50           1,800,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Greenteam of San Jose
             Project)
             Series 97A AMT
             VRDN
   3,375     8/01/12 (b)                            5.10           3,375,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Homestake Mining)
             Series 84A VRDN
   3,300     5/01/04 (b)                            5.00           3,300,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Homestake Mining)
             Series 84B VRDN
   3,100     5/01/04 (b)                            5.00           3,100,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (New United Motor
             Manufacturing)
             Series 98A AMT VRDN
   2,000     4/01/18 (b)                            4.50           2,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Pacific Electric & Gas)
             Series 96B AMT
             VRDN
  10,000     12/01/16 (b)                           5.25          10,000,000


2


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Pacific Electric & Gas)
             Series 96G VRDN
$  9,600     2/01/16 (b)                            4.45%      $   9,600,000
             Series 97B AMT
             VRDN
  13,800     11/01/26 (b)                           4.45          13,800,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Santa Clara Valley
             Industries)
             Series 98A VRDN
   2,000     3/01/18 (b)                            5.15           2,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Santa Fe Geothermal
             Inc.)
             Series 83 VRDN
   2,400     9/01/13 (b)                            3.50           2,400,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Shell Martinez Refining)
             Series 96A AMT VRDN
   4,000     10/01/31 (b)                           4.40           4,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Shell Oil Co.)
             Series 94 AMT VRDN
   2,100     10/01/24 (b)                           4.40           2,100,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Southern California
             Edison)
             Series 86A VRDN
  11,700     2/28/08 (b)                            4.10          11,700,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Taormina Industries)
             Series 94A AMT
             VRDN
   3,160     8/01/14 (b)                            4.50           3,160,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Zanker Road Landfill)
             Series 99C AMT
             VRDN
   6,370     6/01/14 (b)                            5.15           6,370,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY
             (Colmac Energy Project)
             Series 90A AMT
             VRDN
  10,600     12/01/16 (b)                           4.95          10,600,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY SOLID WASTE
             (Atlas Disposal
             Industries LLC)
             Series 99A AMT
             VRDN
   2,400     5/01/19 (b)                            5.15           2,400,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY SOLID WASTE
             (BLT Enterprises)
             Series 99A AMT
             VRDN
   4,000     4/01/14 (b)                            5.10           4,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCE
             AUTHORITY SOLID WASTE
             (Browing Ferris
             Industries)
             Series A AMT VRDN
  10,000     9/01/19 (b)                            5.10          10,000,000
             CALIFORNIA POLLUTION
             CONTROL FINANCING
             AUTHORITY
             (Stanislaus Waste Energy)
             Series 87A AMT VRDN
   3,045     12/01/17 (b)                           4.40           3,045,000
             CALIFORNIA SCHOOL CASH
             RESERVE PROGRAM
             AUTHORITY
             Series 99A
  30,000     7/03/00                                3.47          30,103,773


3


STATEMENT OF NET ASSETS (CONTINUED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Aegis of Aptos Project)
             Series 98Y AMT VRDN
$  5,500     6/01/33 (b)                            4.45%      $   5,500,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Artefex Project)
             Series 97E AMT VRDN
   2,265     7/01/17 (b)                            5.05           2,265,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Biocol Investments)
             Series 97B AMT VRDN
   1,375     5/01/22 (b)                            5.05           1,375,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Chino Basin Municipal
             Water Project)
             Series 90 AMT VRDN
   3,540     8/01/10 (b)                            5.50           3,540,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Contech Construction)
             Series 89 AMT VRDN
   1,200     5/01/09 (b)                            5.50           1,200,000
             CALIFORNIA STATEWIDE
             COMMUNITY DEVELOPMENT
             AUTHORITY
             (Delaware Mesa Farms
             Project)
             Series 99A AMT VRDN
   2,500     5/01/19 (b)                            4.50           2,500,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Grundfos Pumps Corp.
             Project)
             Series 89 VRDN
   6,000     5/01/09 (b)                            4.85           6,000,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Integrated Rolling Co.)
             Series 99A AMT VRDN
   2,950     7/01/09 (b)                            4.55           2,950,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Kennerly-Spratling Project)
             Series 95A AMT VRDN
   2,470     6/01/20 (b)                            5.50           2,470,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Lance Camper Project)
             Series 94B AMT VRDN
   2,920     12/01/14 (b)                           5.50           2,920,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Lesaint Limited Partners)
             Series 98B VRDN
   2,660     3/01/18 (b)                            5.50           2,660,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Pacific Bearings Co. Project)
             Series 96L AMT VRDN
   2,050     10/01/06 (b)                           5.05           2,050,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Primary Color Project)
             Series 97F AMT VRDN
   1,930     7/01/17 (b)                            5.05           1,930,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (S.V.D.P. Management Inc.
             Project)
             VRDN
   5,000     2/01/28 (b)                            5.15           5,000,000
             CALIFORNIA STATEWIDE
             COMMUNITY DEVELOPMENT
             AUTHORITY
             (Sunrise of Moraga)
             Series 97G VRDN
   3,600     7/01/27 (b)                            5.25           3,600,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             (Tri-Valley Growers
             Project)
             Series 95E AMT
             VRDN
   5,500     12/01/10 (b)                           4.85           5,500,000


4


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             IDR
             (Dix Metals Project)
             Series 98 AMT VRDN
$  5,475     9/01/23 (b)                            5.50%      $   5,475,000
             CALIFORNIA STATEWIDE
             COMMUNITY
             DEVELOPMENT AUTHORITY
             MFHR
             (Terrace at Park Marino)
             Series 97I AMT VRDN
   7,655     7/01/27 (b)                            4.80           7,655,000
             CALIFORNIA STATEWIDE
             ECONOMIC DEVELOPMENT
             AUTHORITY
             (Pioneer Converting Inc.)
             AMT VRDN
   1,850     4/01/16 (b)                            5.25           1,850,000
             CALIFORNIA STATEWIDE
             ECONOMIC DEVELOPMENT
             AUTHORITY
             (Serra Micro Chassis
             Project)
             Series 97B AMT
             VRDN
   2,000     8/01/27 (b)                            4.45           2,000,000
             CALIFORNIA STATEWIDE
             ECONOMIC DEVELOPMENT
             AUTHORITY
             (Serra Mission)
             Series 97A AMT VRDN
   1,300     8/01/27 (b)                            4.45           1,300,000
             CHULA VISTA IDA
             (San Diego G&E Co.
             Project)
             Series 92B AMT VRDN
  11,000     12/01/27 (b)                           5.10          11,000,000
             CHULA VISTA IDA
             (Sutherland/Palumbo
             Project)
             AMT VRDN
   2,635     12/01/21 (b)                           5.80           2,635,000
             CHULA VISTA PCR
             (San Diego G&E Project)
             Series 96B AMT VRDN
   6,150     12/01/21 (b)                           4.25           6,150,000
             CITY OF WEST HOLLYWOOD
             COP
             Public Facilities Corp.
             Series 98 VRDN
   3,340     2/01/25 (b)                            5.30           3,340,000
             COMMERCE JOINT POWERS
             (Precision Wire
             Productions)
             AMT VRDN
   2,170     11/01/14 (b)                           5.25           2,170,000
             CONTRA COSTA BOARD OF
             EDUCATION TRAN
  20,450     6/30/00                                3.58          20,462,588
             CONTRA COSTA COP
             (Concord Healthcare
             Center)
             AMT VRDN
   3,315     12/01/12 (b)                           5.20           3,315,000
             CONTRA COSTA COUNTY
             HFA MFHR
             (Park Regency Partners)
             Series 92A AMT VRDN
  25,300     8/01/32 (b)                            5.05          25,300,000
             CORONA HFA MFHR
             (Country Hills Project)
             Series 95B
             VRDN
   3,000     2/01/20 (b)                            4.70           3,000,000
             FAIRFIELD IDA
             (Aitchison Family
             Partnership)
             VRDN
   3,500     4/01/12 (b)                            5.25           3,500,000
             FILLMORE COP
             (Water Systems Refing &
             Capital Project)
             Series 97 VRDN
   7,345     5/01/29 (b)                            5.00           7,345,000
             HACIENDA LA PUENTE
             UNIFIED SCHOOL DISTRICT
             COP
             (Adult Education Facility
             Financing Project)
             VRDN
   1,785     10/01/09 (b)                           4.80           1,785,000
             INDIO HFA MFHR
             (Olive Courts Apts.)
             Series 96 AMT VRDN
     500     12/01/26 (b)                           4.70             500,000


5


STATEMENT OF NET ASSETS (CONTINUED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             INDIO HFA MFHR
             (Smoketree Apts.)
             Series A VRDN
$  9,050     12/01/07 (b)                           4.90%      $   9,050,000
             IRVINE ASSESSMENT
             DISTRICT
             Series 85-7 VRDN
   6,950     9/02/11 (b)                            5.15           6,950,000
             IRVINE RANCH
             (Water District)
             Series 85B VRDN
   2,300     10/01/09 (b)                           4.00           2,300,000
             LONG BEACH
             (Southeast Facility
             Lease Revenue)
             Series 95A VRDN
  10,756     12/01/18 (b)                           5.00          10,756,000
             Series 95B AMT VRDN
  12,819     12/01/18 (b)                           5.05          12,819,000
             LOS ANGELES COUNTY
             HFA MFHR
             (Canyon Country Villas)
             Series 85H VRDN
  15,000     12/01/07 (b)                           4.50          15,000,000
             (Diamond Park Apts.
             Project)
             Series 87A AMT VRDN
  14,200     2/01/09 (b)                            4.80          14,200,000
             LOS ANGELES COUNTY
             HFA MFHR
             (Valencia Village
             Project)
             Series 84 VRDN
  17,300     10/01/14 (b)                           3.15          17,300,000
             LOS ANGELES COUNTY
             TRAN
  10,100     6/30/00                                3.32          10,132,493
             LOS ANGELES IDA
             (Delta Tav Data
             Systems Inc.)
             Series 98 AMT VRDN
   3,800     8/01/23 (b)                            5.30           3,800,000
             LOS ANGELES MFHR
             (Mission Village Apts.)
             Series 97D AMT VRDN
   3,540     7/01/27 (b)                            5.00           3,540,000
             LOS ANGELES MFHR
             (Promenade Towers)
             VRDN
   3,400     4/01/09 (b)                            4.30           3,400,000
             MARIN COUNTY HFA
             MFHR
             (Crest Marin II Apts.)
             Series A AMT VRDN
  11,000     4/15/29 (b)                            4.80          11,000,000
             MISSION VIEJO COMMUNITY
             DEVELOPMENT AUTHORITY
             (Mission Viejo Mall
             Improvement)
             Series 99A VRDN
  10,000     9/01/28 (b)                            5.15          10,000,000
             MONROVIA
             REDEVELOPMENT AGENCY
             (Holiday Inn Hotel
             Project)
             Series 84 VRDN
   4,200     12/01/14 (b)                           4.25           4,200,000
             OCEANSIDE HFA MFHR
             (Riverview Springs Apts.)
             Series 90A AMT VRDN
  16,700     7/01/20 (b)                            5.00          16,700,000
             PANAMA-BUENA VISTA
             (Unified School District
             Capital Improvement
             Financing Project)
             VRDN
   5,000     6/01/24 (b)                            5.75           5,000,000
             PETALUMA HFA MFHR
             (Oakmont at Petaluma)
             Series 96A AMT VRDN
     800     4/01/26 (b)                            5.35             800,000
             PLEASANT HILL
             REDEVELOPMENT AGENCY
             MFHR
             (Chateau III Project)
             Series 96A AMT VRDN
   2,260     8/01/26 (b)                            5.25           2,260,000
             REDONDO BEACH
             REDEVELOPMENT AGENCY
             MFHR
             (McCandless Housing
             Project)
             Series 95A VRDN
   3,550     12/01/25 (b)                           5.55           3,550,000


6


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             RIVERSIDE COUNTY IDA
             (Advanced Business Forms)
             Series 89 AMT VRDN
$  1,400     4/05/14 (b)                            4.95%      $   1,400,000
             RIVERSIDE COUNTY IDR
             (Cryogenic Partners)
             Series 89 AMT VRDN
   1,400     7/05/14 (b)                            4.95           1,400,000
             ROSEVILLE COUNTY HIGH
             SCHOOL DISTRICT COP
             (Northwest Roseville
             Land Project)
             Series 91 VRDN
   2,635     8/01/06 (b)                            5.15           2,635,000
             SACRAMENTO COUNTY
             AIRPORT FACILITY
             (Cessna Aircraft Co.)
             Series 98 AMT VRDN
   3,700     11/01/28 (b)                           5.30           3,700,000
             SACRAMENTO COUNTY COP
             (Administration Center &
             Courthouse Project)
             Series 90 VRDN
   5,885     6/01/20 (b)                            4.70           5,885,000
             SAN BERNARDINO
             CALIFORNIA CITY UNIFIED
             SCHOOL DISTRICT TRAN
  12,000     12/07/00                               3.79          12,049,707
             SAN BERNARDINO HOUSING
             COUNTY HFA MFHR
             (Mountain View Apts.)
             Series 97A VRDN
   6,000     3/01/27 (b)                            4.90           6,000,000
             SAN DIEGO AREA LOCAL
             GOVERNMENTS COP
             Series 99A
  10,000     6/30/00                                3.15          10,040,263
             SAN DIEGO HFA MFHR
             (Nobel Court Apts.)
             Series 85I VRDN
  10,000     12/01/22 (b)                           4.85          10,000,000
             SAN DIEGO HFA MFHR
             (Paseo Point Apts.)
             Series A VRDN
  14,250     12/01/22 (b)                           3.95          14,250,000
             SAN DIMAS COMMUNITY
             REDEVELOPMENT AGENCY
             (San Dimas Commerce
             Center)
             Series 83 VRDN
     110     12/01/13 (b)                           3.55             110,000
             SAN FRANCISCO
             REDEVELOPMENT AGENCY
             MFHR
             (Third & Mission)
             Series 99C AMT VRDN
  14,500     7/01/34 (b)                            5.05          14,500,000
             SAN JOSE HFA MFHR
             (Timberwood Apts.)
             VRDN
   5,360     2/01/20 (b)                            4.70           5,360,000
             SAN JOSE REDEVELOPMENT
             AGENCY MFHR
             (San Fernando Apts.)
             Series 98A AMT VRDN
   8,000     12/01/28 (b)                           4.50           8,000,000
             SANTA CLARA COUNTY
             (Refunding Equipment
             Trust)
             AMBAC Series 85A
             VRDN
  19,925     6/01/15 (b)                            4.65          19,925,000
             SANTA CLARA COUNTY
             HOSPITAL FACILITIES
             (Aces El Comino
             Hospital District)
             Series B VRDN
  21,220     8/01/15 (b)                            4.55          21,220,000
             SANTA FE SPRINGS IDA
             (Metal Center Inc.
             Project)
             Series 89A AMT VRDN
   2,400     7/01/14 (b)                            4.50           2,400,000
             SIMI VALLEY HFA
             MFHR
             (Shadowridge Apts.)
             Series 89 VRDN
   5,000     9/01/19 (b)                            4.70           5,000,000
             SOUTH COAST LOCAL
             EDUCATION TRAN
             MBIA Series 99
  10,000     6/30/00                                3.35          10,030,749
             UPLAND COMMUNITY
             REDEVELOPMENT AGENCY
             MFHR
             (Northwoods 156)
             Series A VRDN
   5,800     3/01/14 (b)                            5.30           5,800,000


7


STATEMENT OF NET ASSETS (CONTINUED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)      SECURITY(A)                           YIELD               VALUE
-------------------------------------------------------------------------------
             UPLAND COMMUNITY
             REDEVELOPMENT AGENCY
             MFHR
             (Northwoods 168)
             Series B VRDN
$  3,185     3/01/14 (b)                            5.30%      $   3,185,000
                                                               -------------
                                                                 762,262,973

             PUERTO RICO-1.9%
             PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK
             MBIA Series 85 VRDN
   4,200     12/01/15 (b)                           4.95           4,200,000
             PUERTO RICO HIGHWAY &
             TRANSPORTATION
             AMBAC Series 98A VRDN
  11,900     7/01/28 (b)                            5.00          11,900,000
                                                               -------------
                                                                  16,100,000

             Total Municipal Bonds
             (amortized cost
             $778,362,973)                                       778,362,973

             COMMERCIAL PAPER-4.5%
             PUERTO RICO-4.5%
             PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK
  12,000     4/07/00                                3.70          12,000,000
             PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK
  15,000     4/10/00                                3.80          15,000,000
             PUERTO RICO GOVERNMENT
             DEVELOPMENT BANK
  11,500     4/11/00                                3.70          11,500,000

             Total Commercial Paper
             (amortized cost
             $38,500,000)                                         38,500,000

             TOTAL INVESTMENTS-95.9%
             (amortized cost
             $816,862,973)                                       816,862,973
             Other assets less
             liabilities-4.1%                                     35,316,403

             NET ASSETS-100%
             (OFFERING AND REDEMPTION
             PRICE OF $1.00 PER SHARE;
             852,248,302 SHARES
             OUTSTANDING)                                        852,179,376


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  -  American Municipal Bond Assurance Corporation
     AMT    -  Alternative Minimum Tax
     COP    -  Certificate of Participation
     HFA    -  Housing Finance Agency/Authority
     IDA    -  Industrial Development Authority
     IDR    -  Industrial Development Revenue
     MBIA   -  Municipal Bond Investors Assurance
     MFHR   -  Multi-Family Housing Revenue
     PCR    -  Pollution Control Revenue
     TRAN   -  Tax & Revenue Anticipation Note

     See notes to financial statements.


8


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $  12,920,248

EXPENSES
  Advisory fee (Note B)                        $   2,017,143
  Distribution assistance and
    administrative service (Note C)                1,541,962
  Transfer agency (Note B)                           204,920
  Custodian fees                                      97,543
  Registration fees                                   41,335
  Printing                                            30,153
  Audit and legal fees                                 8,989
  Trustees' fees                                       1,646
  Miscellaneous                                        8,309
  Total expenses                                                     3,952,000
  Net investment income                                              8,968,248

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                         (44,929)

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   8,923,319


See notes to financial statements.


9


STATEMENT OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

                                             Six Months Ended
                                             December 31, 1999   Year Ended
                                                (unaudited)     June 30, 1999
                                             -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                        $   8,968,248     $  11,303,674
  Net realized loss on investment
    transactions                                     (44,929)               -0-
  Net increase in net assets from
    operations                                     8,923,319        11,303,674

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (8,968,248)      (11,303,671)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase (Note E)                          196,580,702       233,179,409
  Total increase                                 196,535,773       233,179,412

NET ASSETS
  Beginning of year                              655,643,603       422,464,191
  End of period                                $ 852,179,376     $ 655,643,603


See notes to financial statements.


10


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (UNAUDITED)
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1999.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $59,098 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $872 under an expense offset arrangement with Alliance Fund Services, Inc.


11


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $1,008,163. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $533,799, of which $48,000 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $23,997, of which $6,132 expires in 2000, $13,804 expires in 2002, $3,239 expires in 2003 and $822 expires in the year 2004.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $852,248,302. Transactions, all at $1.00 per share, were as follows:

                                   SIX MONTHS ENDED         YEAR ENDED
                                   DECEMBER 31, 1999         JUNE 30,
                                      (UNAUDITED)              1999
                                   -----------------     -----------------
Shares sold                          1,602,498,262         1,644,768,715
Shares issued on
  reinvestments
  of dividends                           8,968,248            11,303,674
Shares redeemed                     (1,414,885,808)       (1,422,892,980)
Net increase                           196,580,702           233,179,409


12


FINANCIAL HIGHLIGHTS            ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                     YEAR ENDED JUNE 30,
                                               1999      ---------------------------------------------------------------
                                            (UNAUDITED)     1999         1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .011         .022         .027(a)      .027(a)      .029(a)      .027(a)

LESS: DIVIDENDS
Dividends from net investment income           (.011)       (.022)       (.027)       (.027)       (.029)       (.027)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                               1.11%        2.20%        2.74%        2.76%        2.91%        2.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(000's omitted)                             $852,179     $655,644     $422,464     $357,148     $297,862     $236,479
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .98%(c)      .98%         .96%         .93%         .93%         .93%
  Expenses, before waivers and
    reimbursements                               .98%(c)      .98%         .97%         .96%         .94%        1.01%
  Net investment income                         2.25%(c)     2.18%        2.71%(a)     2.73%(a)     2.86%(a)     2.75%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(c)  Annualized.


13


CHANGE IN INDEPENDENT ACCOUNTANT
                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.


14


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

ALLIANCE MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS (1)
CHARLES H.P. DUELL (1)
WILLIAM H. FOULK, JR. (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
FRANCES M. DUNN, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA D. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Members of the Audit Committee.


15


ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672


YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMTCASR1299